Schedule of Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payable Current [Abstract]
Schedule of Accounts Payable

Accounts payable consist of:

	December 31,
	2017	2018
Amount due to customers of Hong Kong brokerage business	$8,392,037	$2,748,745
Amount due to sales agents	114,480	114,408
Amount due to noncontrolling shareholders	31,968	—
Others	923,436	84,053
	$9,461,921	$2,947,206